Goldman Sachs MLP Energy Infrastructure Fund Average Annual Total Returns - Class P Shares [Member]		12 Months Ended	60 Months Ended	66 Months Ended	93 Months Ended
	Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Alerian MLP Index (Total Return, USD, Unhedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.76%	25.95%		10.81%
S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	17.82%	14.79%
Class P Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.58%	23.21%		8.57%
Performance Inception Date	Apr. 16, 2018
Class P Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.96%	21.09%		7.27%
Class P Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.87%	18.46%		6.49%